UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10001

Oppenheimer Main Street All Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

	Shares	Value
Common Stocks—99.3%
Consumer Discretionary—12.4%
Auto Components—1.0%
Visteon Corp.[1]	97,910	$12,183,920
Hotels, Restaurants & Leisure—2.2%
McDonald’s Corp.	100,910	16,896,370
Starbucks Corp.	152,910	8,803,029
		25,699,399
Household Durables—0.7%
Mohawk Industries, Inc.[1]	40,660	8,533,721
Internet & Catalog Retail—2.3%
Amazon.com, Inc.[1]	17,540	27,469,920
Specialty Retail—4.5%
Burlington Stores, Inc.[1]	70,240	9,542,104
CarMax, Inc.[1]	151,490	9,468,125
Lowe’s Cos., Inc.	249,730	20,585,244
O’Reilly Automotive, Inc.[1]	51,800	13,264,426
		52,859,899
Textiles, Apparel & Luxury Goods—1.7%
NIKE, Inc., Cl. B	301,710	20,633,947
Consumer Staples—4.5%
Beverages—2.2%
Constellation Brands, Inc., Cl. A	62,750	14,628,908
PepsiCo, Inc.	117,960	11,906,882
		26,535,790
Food Products—1.4%
Kraft Heinz Co. (The)	126,286	7,120,005
Pinnacle Foods, Inc.	160,410	9,688,764
		16,808,769
Tobacco—0.9%
British American Tobacco plc	181,960	9,999,115
Energy—5.0%
Oil, Gas & Consumable Fuels—5.0%
EQT Corp.	182,049	9,137,039
Exxon Mobil Corp.	221,730	17,239,508
Noble Energy, Inc.	437,640	14,805,361
Suncor Energy, Inc.	496,260	18,972,020
		60,153,928

	Shares	Value
Financials—16.9%
Capital Markets—2.8%
Bank of New York Mellon Corp. (The)	236,460	$12,889,435
Intercontinental Exchange, Inc.	287,490	20,831,525
		33,720,960
Commercial Banks—7.3%
East West Bancorp, Inc.	207,010	13,791,006
IBERIABANK Corp.	117,090	8,775,895
JPMorgan Chase & Co.	482,960	52,536,389
Signature Bank (New York)[1]	93,480	11,885,982
		86,989,272
Consumer Finance—1.2%
Synchrony Financial	425,460	14,112,508
Insurance—3.4%
Chubb Ltd.	86,680	11,759,876
Progressive Corp. (The)	208,170	12,550,569
Prudential Financial, Inc.	150,990	16,053,257
		40,363,702
Real Estate Investment Trusts (REITs)—1.6%
EPR Properties	113,400	6,239,268
Mid-America Apartment Communities, Inc.	143,530	13,127,254
		19,366,522
Real Estate Management & Development—0.6%
Realogy Holdings Corp.	284,720	7,063,903
Health Care—13.2%
Biotechnology—1.8%
Galapagos NV1	35,956	3,222,375
Gilead Sciences, Inc.	137,100	9,902,733
Vertex Pharmaceuticals, Inc.[1]	57,310	8,777,600
		21,902,708
Health Care Equipment & Supplies—3.8%
Becton Dickinson & Co.	56,350	13,065,875
Intuitive Surgical, Inc.[1]	22,920	10,102,678

1       OPPENHEIMER MAIN STREET ALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Equipment & Supplies (Continued)
Stryker Corp.	126,320	$21,401,134
		44,569,687
Health Care Providers & Services—3.4%
Amedisys, Inc.[1]	106,890	7,064,360
Anthem, Inc.	89,100	21,026,709
Humana, Inc.	29,630	8,716,553
Laboratory Corp. of America Holdings[1]	22,050	3,765,038
		40,572,660
Life Sciences Tools & Services—1.2%
Agilent Technologies, Inc.	221,350	14,551,549
Pharmaceuticals—3.0%
Johnson & Johnson	174,530	22,076,299
Merck & Co., Inc.	235,010	13,835,039
		35,911,338
Industrials—11.4%
Aerospace & Defense—2.3%
Boeing Co. (The)	43,690	14,573,236
Lockheed Martin Corp.	39,470	12,663,555
		27,236,791
Air Freight & Couriers—0.7%
XPO Logistics, Inc.[1]	89,510	8,696,792
Airlines—1.0%
Spirit Airlines, Inc.[1]	341,000	12,180,520
Building Products—0.7%
Lennox International, Inc.	44,390	8,583,694
Commercial Services & Supplies—2.3%
KAR Auction Services, Inc.	315,170	16,385,688
Waste Connections, Inc.	146,070	10,560,861
		26,946,549
Machinery—2.7%
Cummins, Inc.	75,930	12,138,170
Illinois Tool Works, Inc.	68,770	9,766,715
Stanley Black & Decker, Inc.	68,820	9,744,224
		31,649,109
Professional Services—1.1%
Korn/Ferry International	250,840	13,409,906

	Shares	Value
Trading Companies & Distributors—0.6%
Fastenal Co.	133,960	$6,696,661
Information Technology—26.9%
Communications Equipment—1.1%
Palo Alto Networks, Inc.[1]	65,390	12,588,229
Internet Software & Services—5.4%
eBay, Inc.[1]	448,290	16,981,225
Facebook, Inc., Cl. A1	184,850	31,794,200
Q2 Holdings, Inc.[1]	131,250	6,464,062
Yelp, Inc., Cl. A1	202,790	9,095,132
		64,334,619
IT Services—6.0%
DXC Technology Co.	141,450	14,577,837
First Data Corp., Cl. A1	474,120	8,581,572
Mastercard, Inc., Cl. A	142,480	25,399,910
PayPal Holdings, Inc.[1]	159,990	11,936,854
Teradata Corp.[1]	252,820	10,345,394
		70,841,567
Semiconductors & Semiconductor Equipment—2.4%
Applied Materials, Inc.	274,170	13,618,024
Microchip Technology, Inc.	177,950	14,887,297
		28,505,321
Software—7.5%
Activision Blizzard, Inc.	229,330	15,216,045
Microsoft Corp.	402,720	37,662,374
Pegasystems, Inc.	218,620	13,346,751
Snap, Inc., Cl. A1	720,760	10,328,491
Zynga, Inc., Cl. A1	3,829,220	13,210,809
		89,764,470
Technology Hardware, Storage & Peripherals—4.5%
Apple, Inc.	257,320	42,524,703
Western Digital Corp.	146,140	11,514,371
		54,039,074
Materials—3.1%
Chemicals—2.4%
DowDuPont, Inc.	266,525	16,855,041

2       OPPENHEIMER MAIN STREET ALL CAP FUND

	Shares	Value
Chemicals (Continued)
Eastman Chemical Co.	111,000	$11,330,880
		28,185,921
Construction Materials—0.7%
Vulcan Materials Co.	80,940	9,040,189
Telecommunication Services—1.4%
Diversified Telecommunication Services—1.4%
Verizon Communications, Inc.	346,720	17,110,632
Utilities—4.5%
Electric Utilities—2.7%
Duke Energy Corp.	232,580	18,643,613
PG&E Corp.	283,350	13,062,435
		31,706,048
Gas Utilities—0.7%
Suburban Propane Partners LP2	390,155	9,024,285

	Shares	Value
Multi-Utilities—1.1%
National Grid plc	1,117,160	$12,939,156
Total Common Stocks (Cost $1,075,423,511)		1,183,482,750
Investment Company—1.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.67%[3,4] (Cost $13,922,425)	13,922,425	13,922,425
Total Investments, at Value (Cost $1,089,345,936)	100.5%	1,197,405,175
Net Other Assets (Liabilities)	(0.5)	(6,118,255)

Net Assets	100.0%	$1,191,286,920

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares July 31, 2017	Gross Additions	Gross Reductions	Shares April 30, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	39,081,927	220,562,994	245,722,496	13,922,425

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$13,922,425	$168,598	$—	$—

3       OPPENHEIMER MAIN STREET ALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer Main Street All Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

4       OPPENHEIMER MAIN STREET ALL CAP FUND

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly

5       OPPENHEIMER MAIN STREET ALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$147,380,806	$—	$—	$147,380,806
Consumer Staples	43,344,559	9,999,115	—	53,343,674
Energy	60,153,928	—	—	60,153,928
Financials	201,616,867	—	—	201,616,867
Health Care	154,285,567	3,222,375	—	157,507,942
Industrials	135,400,022	—	—	135,400,022
Information Technology	320,073,280	—	—	320,073,280
Materials	37,226,110	—	—	37,226,110
Telecommunication Services	17,110,632	—	—	17,110,632
Utilities	40,730,333	12,939,156	—	53,669,489
Investment Company	13,922,425	—	—	13,922,425

Total Assets	$1,171,244,529	$26,160,646	$—	$1,197,405,175

For the reporting period, there were no transfers between levels.

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the

6       OPPENHEIMER MAIN STREET ALL CAP FUND

4. Investments and Risks (Continued)

Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

7       OPPENHEIMER MAIN STREET ALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

8       OPPENHEIMER MAIN STREET ALL CAP FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street All Cap Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/15/2018